Investment Properties - Schedule of Future Aggregate Minimum Lease Collection Under Non-cancellable Operating Leases (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 471	$ 1,130
Within one year [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	113	344
1-5 Years [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment		580
More Than 5 Years [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 96	$ 206